UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011


Check here if Amendment [X]; Amendment Number: 2
This Amendment (Check only one):    [ ] is a restatement.
                                    [X] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:    Park West Asset Management LLC
Address: 900 Larkspur Landing Circle, Suite 165
         Larkspur, California 94939

Form 13F File Number: 028-12265

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  James J. Watson
Title: Chief Financial Officer
Phone: (415) 354-0677

Signature, Place, and Date of Signing:


  /s/ James J. Watson       Larkspur, California            May 20, 2011
-----------------------   ------------------------  ---------------------------
      [Signature]               [City, State]                  [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                              FORM 13F SUMMARY PAGE


REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:        0

FORM 13F INFORMATION TABLE ENTRY TOTAL:   57

FORM 13F INFORMATION TABLE VALUE TOTAL:   $487,314,000

LIST OF OTHER INCLUDED MANAGERS:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                         PARK WEST ASSET MANAGEMENT LLC
                            FORM 13F HOLDINGS REPORT
                                 March 31, 2011


                                     Title                      Value    Shares/  Sh/ Put/ Invstmnt Other     Voting Authority
Name of Issuer                     of Class        Cusip       (x$1000   Prn Amt  Prn Call Dscretn  Mngrs Sole       Shared    None
A H BELO CORP                      COM CL A        001282102    1,468     175,581 SH       SOLE              175,581
AXT INC                            COM             00246W103    3,585     500,000 SH       SOLE              500,000
ACCELRYS INC                       COM             00430U103   31,179   3,897,393 SH       SOLE            3,897,393
ACCURIDE CORP NEW                  COM NEW         00439T206    3,720     267,838 SH       SOLE              267,838
AFFORDABLE RESIDENTIAL COMNTY      NOTE 7.500% 8/1 00828UAB9   10,754  10,015,000 PRN      SOLE           10,015,000
ALLIANCE ONE INTL INC              COM             018772103    1,409     350,402 SH       SOLE              350,402
AMERICAN DENTAL PARTNERS           COM             025353103    5,092     388,114 SH       SOLE              388,114
AMERIGON INC                       COM             03070L300    9,191     601,922 SH       SOLE              601,922
APPLE INC                          COM             037833100    2,543       7,297 SH       SOLE                7,297
ASSET ACCEPTANCE CAPITAL CORP CMN  COM             04543P100    1,897     353,192 SH       SOLE              353,192
CAI INTERNATIONAL INC              COM             12477X106    8,979     347,232 SH       SOLE              347,232
CASH AMER INTL INC                 COM             14754D100    2,763      60,000 SH       SOLE               60,000
CHENIERE ENERGY INC                CALL            16411R208      523       1,325 SH  CALL SOLE                1,325
CLEARWATER PAPER CORP              COM             18538R103   26,189     321,734 SH       SOLE              321,734
COGENT COMM GROUP INC              NOTE 1% 6/1     19239VAB0   17,338  19,619,000 PRN      SOLE           19,619,000
COINSTAR INC                       COM             19259P300   27,120     590,596 SH       SOLE              590,596
CRAY INC                           COM NEW         225223304    3,222     499,599 SH       SOLE              499,599
CREXUS INVT CORP                   COM             226553105    5,139     450,000 SH       SOLE              450,000
DOLLAR FINL CORP                   COM             256664103    1,458      70,257 SH       SOLE               70,257
DOLLAR FINL CORP                   NOTE 3.000% 4/0 256664AC7    8,403   6,565,000 PRN      SOLE            6,565,000
EZCORP INC                         CL A NON VTG    302301106   19,583     623,847 SH       SOLE              623,847
GSI GROUP INC CMN                  COM             36191C205    1,388     134,800 SH       SOLE              134,800
GAMESTOP CORP CMN CLASS A          COM             36467W109   15,314     680,000 SH       SOLE              680,000
GENTEX CORP                        COM             371901109    9,148     302,398 SH       SOLE              302,398
GLOBALSTAR INC                     NOTE 5.7 % 4/0  378973AA9    2,203   2,500,000 PRN      SOLE            2,500,000
GLOBAL TRAFFIC NETWORK, INC. CMN   COM             37947B103      935      75,000 SH       SOLE               75,000
GLOBE SPECIALTY METALS INC         COM             37954N206    5,918     260,000 SH       SOLE              260,000
GLOBE SPECIALTY METALS INC         CALL            37954N206      355       1,000 SH  CALL SOLE                1,000
HURON CONSULTING GROUP INC         COM             447462102    7,038     254,188 SH       SOLE              254,188
INTERNET CAPITAL GROUP INC ORD CMN COM             46059C205    2,798     197,018 SH       SOLE              197,018
INTUIT                             COM NEW         461202103    6,883     129,596 SH       SOLE              129,596
JARDEN CORP                        COM             471109108   15,473     434,989 SH       SOLE              434,989
JOS A BANK CLOTHIERS INC           COM             480838101    4,406      86,600 SH       SOLE               86,600
MI DEVELOPMENTS INC                COM             55304X104   22,164     764,803 SH       SOLE              764,803
MACQUARIE INFRASTR CO LLC          MEMBERSHIP INT  55608B105   17,816     746,688 SH       SOLE              746,688
MACQUARIE INFRASTR CO LLC          CALL            55608B105      360       2,000 SH  CALL SOLE                2,000
MASTERCARD INC                     CL A            57636Q104    5,915      23,500 SH       SOLE               23,500
MEDCATH CORP                       COM             58404W109    8,977     643,494 SH       SOLE              643,494
MERCER INTERNATIONAL INC CMN       COM             588056101    6,260     462,015 SH       SOLE              462,015
NORDION INC                        COM             65563C105   48,318   4,087,846 SH       SOLE            4,087,846
PAIN THERAPEUTICS INC              COM             69562K100   14,133   1,478,387 SH       SOLE            1,478,387
QUINSTREET INC                     COM             74874Q100    8,198     360,673 SH       SOLE              360,673
SPS COMM INC                       COM             78463M107    4,500     290,167 SH       SOLE              290,167
SHUTTERFLY INC                     COM             82568P304    3,063      58,500 SH       SOLE               58,500
SMART TECHNOLOGIES INC. CMN        COM             83172R108    2,106     206,300 SH       SOLE              206,300
SPECTRUM BRANDS HOLDINGS INC CMN   COM             84763R101    2,776     100,000 SH       SOLE              100,000
SUN HEALTHCARE GROUP INC NEW       COM             86677E100    4,811     341,932 SH       SOLE              341,932
TERRA NOVA RTY CORP                COM             88102D103   11,785   1,368,753 SH       SOLE            1,368,753
TREX INC                           NOTE 6.000% 7/0 89531PAA3    6,973   4,459,000 PRN      SOLE            4,459,000
URANERZ ENERGY CORP                COM             91688T104       32      10,000 SH       SOLE               10,000
VALUEVISION MEDIA INC              CL A            92047K107    7,433   1,168,700 SH       SOLE            1,168,700
WET SEAL INC                       CL A            961840105    5,024   1,173,765 SH       SOLE            1,173,765
XERIUM TECHNOLOGIES INC            COM NEW         98416J118   16,950     704,774 SH       SOLE              704,774
MAIDEN HOLDINGS LTD                COM             G5753U112    8,674   1,158,020 SH       SOLE            1,158,020
SEACUBE CONTAINER LEASING LT       COM             G79978105    8,566     535,015 SH       SOLE              535,015
ALTISOURCE PORTFOLIO SOLNS S       REG SHS         L0175J104    5,038     164,202 SH       SOLE              164,202
GLOBAL SHIP LEASE INC NEW          SHS A           Y27183105    4,028     572,158 SH       SOLE              572,158